INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliates	$ 125,828	$ 124,234
Equity method investments	122,400	120,900
Other investments	$ 3,400	$ 3,300